Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2016			2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets(1):
MSRs	$912	$250	$662	$750	$162	$588
Core deposit intangibles	7,274	6,152	1,122	7,274	5,453	1,821

Total amortized intangible assets	$8,186	$6,402	$1,784	$8,024	$5,615	$2,409

(1)	Excludes fully amortized intangible assets

Schedule of Estimated Amortization Expense

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2017	$37	$587	$624
2018	37	111	148
2019	37	88	125
2020	37	71	108
2021	37	68	105
Thereafter	477	197	674

	$662	$1,122	$1,784